Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current assets [Abstract]
Cash at bank	$ 304,601	$ 38,657
Short-term deposits, classified as cash equivalents	100,000	30,237
Cash and cash equivalents	$ 404,601	$ 68,894	$ 109,970	$ 38,990